Cash and cash equivalents and financial assets - Cash and cash equivalents (Details) SFr in Thousands	Dec. 31, 2024 CHF (SFr) SFr / € SFr / $	Dec. 31, 2023 CHF (SFr) SFr / € SFr / $	Dec. 31, 2022 CHF (SFr) SFr / $	Dec. 31, 2021 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 36,275	SFr 78,494	SFr 31,586	SFr 82,216
Translation rate into CHF | SFr / $	0.912	0.851	0.933
CHF
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 20,798	SFr 52,437
EUR
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 7,308	SFr 8,155
Translation rate into CHF | SFr / €	0.949	0.942
USD
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 8,169	SFr 17,902
Translation rate into CHF | SFr / $	0.912	0.851